Share Capital Issued - Summary of Share Capital Issued (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Total number of issued and outstanding shares	11,942,344	9,867,844
Total share capital	€ 41,553	€ 34,337